14. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Nonvested Shares Activity Table
	Nonvested Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2017	3,750,000	$0.15
Granted	1,500,000	$0.20
Vested	(1,562,500)	$0.15
Forfeited	(750,000)	$0.15
Nonvested at December 31, 2018	2,937,500	$0.17